Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Beginning balance, January 1, 2014
Charged to cost of revenues	311,000
Usage	(69,000)
Ending balance, December 31, 2014	$ 242,000